SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended									12 Months Ended
	Mar. 12, 2013	Dec. 03, 2010	Apr. 01, 2010	Dec. 31, 2012	Aug. 13, 2012	Mar. 31, 2012	Jan. 03, 2012	Dec. 31, 2011	Aug. 03, 2010 YA Global [Member]	Dec. 31, 2012 YA Global [Member]	Dec. 31, 2010 YA Global [Member]	Dec. 31, 2012 Performance Based Options [Member]	Dec. 31, 2011 Performance Based Options [Member]	Dec. 31, 2010 Performance Based Options [Member]	Dec. 03, 2010 Primary Warrants [Member]	Apr. 01, 2010 Primary Warrants [Member]	Dec. 31, 2012 Primary Warrants [Member]	Dec. 31, 2012 Contingent Warrants [Member]	Dec. 31, 2012 Issued To Two Founders [Member]	Dec. 31, 2012 Exercise Price Modification [Member]	Dec. 31, 2012 Expiration Date Modification [Member]	Dec. 31, 2012 Employee Share Option Plan [Member]	Dec. 31, 2011 Employee Share Option Plan [Member]	Dec. 31, 2010 Employee Share Option Plan [Member]	Feb. 28, 1994 Employee Share Option Plan [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2011 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2010 Employee Share Option Plan [Member] Performance Based Options [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Minimum [Member]	Dec. 31, 2012 Employee Share Option Plan [Member] Maximum [Member]	Dec. 31, 2012 Standby Equity Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity requirement amount for listing						$ 2,500,000	$ 10,000,000
Treasury stock, shares held by company				2,644,839
Treasury stock, value of shares held				5,644				5,644
Common stock, price per share		$ 3.5		$ 3.78	$ 1.0										$ 2.75	$ 11.32	$ 3.78
Exercise of options granted to employees, shares																						42,307	37,737	263,891
Stock-based compensation expense																						543	1,086	1,572		0
Ordinary shares, shares authorized				170,000,000				95,000,000														17,651,088			13,511,088
Granted																						1,415,495	7,061,414
Options outstanding												811,885	891,788	1,075,326								9,131,872
Vesting period for plan																													18 months	7 years
Contractual term																													7 years	11 years
Capital gains tax rate																						25.00%
Weighted average fair value of stock options granted																						$ 0.04	$ 0.34	$ 0.85			$ 0.0
Intrinsic value of options exercised																						11	59	829		0	0	0
Unrecognized share-based compensation expense												0										680
Unrecognized compensation cost, recognition period																						2 years 1 month 5 days
Number of employees affected by plan modification																				55	17
Compensation cost from plan modification																				230	16
Ownership percentage										4.99%																					15.00%
Issuance of share capital and warrants, net of issuance costs, shares		3,045,452	2,810,000	2,136,362						36,414						2,810,000			240
Number of shares repurchased	4,747,409	1,827,271		669,090												702,500
Stock options granted, exercisable date															Dec. 03, 2012	Apr. 01, 2015
Options exercisable, weighted-average exercise price												$ 6.44				$ 5.66
Amount of warrants issued to receive one ordinary share															$ 0.6		$ 0.25	$ 0.25
Gross proceeds from issuance of warrants				10,600															8,400
Proceeds from warrants issued as investment banking fee				9,700					5,000	500									7,300
Stock issued to founders, shares				175
Commitment period									3 years
Debt instrument, commitment fee percentage										2.00%
Debt instrument, commitment fee										$ 5,000	$ 100